Income Taxes - Schedule of Provision for (Benefit from) Income Taxes (Details) (10-K) (Parenthetical)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%	21.00%	21.00%